BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8%
	ASSET MANAGEMENT - 8.6%
3,820	Ameriprise Financial, Inc.	$1,697,608

	BANKING - 11.7%
21,191	Bank of America Corporation	1,033,061
4,310	JPMorgan Chase & Company	1,267,830
		2,300,891
	BEVERAGES - 0.7%
1,909	Coca-Cola Company (The)	145,179

	BIOTECH & PHARMA - 4.4%
3,540	Bristol-Myers Squibb Company	214,701
1,250	Johnson & Johnson	305,550
11,810	Pfizer, Inc.	331,625
		851,876
	CABLE & SATELLITE - 1.4%
9,788	Comcast Corporation, Class A	281,013

	ENTERTAINMENT CONTENT - 6.3%
4,793	Sphere Entertainment Company(a)	562,698
391	Versant Media Group, Inc.	14,475
7,020	Walt Disney Company (The)	676,587
		1,253,760
	FOOD - 2.0%
6,650	Mondelez International, Inc., Class A	383,306

	HEALTH CARE FACILITIES & SERVICES - 1.7%
4,800	CVS Health Corporation	344,736

	HOME & OFFICE PRODUCTS - 1.8%
5,830	Scotts Miracle-Gro Company (The)	354,522

	INSTITUTIONAL FINANCIAL SERVICES - 5.6%
9,387	Bank of New York Mellon Corporation (The)	1,113,580

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INTERNET MEDIA & SERVICES - 9.6%
2,000	Alphabet, Inc., Class A	$575,120
7,750	Match Group, Inc.	238,003
14,948	Uber Technologies, Inc.(a)	1,075,210
		1,888,333
	LEISURE FACILITIES & SERVICES - 16.6%
19,727	Atlanta Braves Holdings, Inc., Series C(a)	842,343
5,639	Madison Square Garden Entertainment Corporation(a)	332,193
3,644	Madison Square Garden Sports Corporation(a)	1,171,183
2,220	McDonald's Corporation	689,954
7,020	MGM Resorts International(a)	259,810
		3,295,483
	LEISURE PRODUCTS - 2.9%
6,080	Acushnet Holdings Corporation	568,358

	MACHINERY - 2.4%
16,644	Mueller Water Products, Inc., Class A	457,544

	RETAIL - DISCRETIONARY - 7.2%
4,345	Home Depot, Inc. (The)	1,429,027

	SOFTWARE - 8.6%
3,903	Microsoft Corporation	1,444,773
3,645	SS&C Technologies Holdings, Inc.	246,293
		1,691,066
	TECHNOLOGY HARDWARE - 3.6%
9,230	Cisco Systems, Inc.	716,156

	TRANSPORTATION & LOGISTICS - 1.8%
3,690	United Parcel Service, Inc., Class B	363,022

	WHOLESALE - CONSUMER STAPLES - 0.9%
2,460	Sysco Corporation	175,472

BOYAR VALUE FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TOTAL COMMON STOCKS (Cost $6,449,785)	$19,310,932

	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
480,671	Dreyfus Institutional Preferred Government, Hamilton Class, 3.55%(b) (Cost $480,671)	480,671

	TOTAL INVESTMENTS - 100.2% (Cost $6,930,456)	$19,791,603
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(35,703)
	NET ASSETS - 100.0%	$19,755,900

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.